Financial Risk (Details) - Loans - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Credit risk
Total	$ 5,892,997	$ 5,778,424
Cost [member]
Credit risk
Total	5,892,997	5,778,424
Loss allowance
Credit risk
Total	99,307	100,785	$ 81,294
Stage 3 | Loss allowance
Credit risk
Total	54,573	49,439	27,996
Stage 1 | Loss allowance
Credit risk
Total	28,892	34,957	19,821
Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	15,842	16,389	$ 33,477
Credit risk
Credit risk
Total	5,793,690	5,677,639
Credit risk | Cost [member]
Credit risk
Total	5,892,997	5,778,424
Credit risk | Loss allowance
Credit risk
Total	(99,307)	(100,785)
Credit risk | Grade 1 - 4 | 0.03 - 0.74 | Cost [member]
Credit risk
Total	2,928,401
Credit risk | Grade 1 - 4 | 0.03 - 0.80 | Cost [member]
Credit risk
Total		2,268,324
Credit risk | Grade 5 - 6 | 0.75 - 3.95 | Cost [member]
Credit risk
Total	2,415,323
Credit risk | Grade 5 - 6 | 0.81 - 4.12 | Cost [member]
Credit risk
Total		3,160,145
Credit risk | Grade 7 - 8 | 3.96 - 30.67 | Cost [member]
Credit risk
Total	487,428
Credit risk | Grade 7 - 8 | 4.13 - 30.43 | Cost [member]
Credit risk
Total		285,254
Credit risk | Grade 9 - 10 | 30.68 - 100 | Cost [member]
Credit risk
Total	61,845
Credit risk | Grade 9 - 10 | 30.44 - 100 | Cost [member]
Credit risk
Total		64,701
Credit risk | Stage 3
Credit risk
Total	7,272
Credit risk | Stage 3 | Cost [member]
Credit risk
Total	61,845
Credit risk | Stage 3 | Loss allowance
Credit risk
Total	(54,573)
Credit risk | Stage 3 | Grade 9 - 10 | 30.68 - 100 | Cost [member]
Credit risk
Total	61,845
Credit risk | Stage 1
Credit risk
Total	5,573,265	5,305,794
Credit risk | Stage 1 | Cost [member]
Credit risk
Total	5,602,157	5,340,751
Credit risk | Stage 1 | Loss allowance
Credit risk
Total	(28,892)	(34,957)
Credit risk | Stage 1 | Grade 1 - 4 | 0.03 - 0.74 | Cost [member]
Credit risk
Total	2,928,401
Credit risk | Stage 1 | Grade 1 - 4 | 0.03 - 0.80 | Cost [member]
Credit risk
Total		2,268,324
Credit risk | Stage 1 | Grade 5 - 6 | 0.75 - 3.95 | Cost [member]
Credit risk
Total	2,330,150
Credit risk | Stage 1 | Grade 5 - 6 | 0.81 - 4.12 | Cost [member]
Credit risk
Total		2,791,410
Credit risk | Stage 1 | Grade 7 - 8 | 3.96 - 30.67 | Cost [member]
Credit risk
Total	343,606
Credit risk | Stage 1 | Grade 7 - 8 | 4.13 - 30.43 | Cost [member]
Credit risk
Total		281,017
Credit risk | Stage 2 | Stage 2
Credit risk
Total	213,153	356,583
Credit risk | Stage 2 | Stage 2 | Cost [member]
Credit risk
Total	228,995	372,972
Credit risk | Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	(15,842)	(16,389)
Credit risk | Stage 2 | Stage 2 | Grade 5 - 6 | 0.75 - 3.95 | Cost [member]
Credit risk
Total	85,173
Credit risk | Stage 2 | Stage 2 | Grade 5 - 6 | 0.81 - 4.12 | Cost [member]
Credit risk
Total		368,735
Credit risk | Stage 2 | Stage 2 | Grade 7 - 8 | 3.96 - 30.67 | Cost [member]
Credit risk
Total	$ 143,822
Credit risk | Stage 2 | Stage 2 | Grade 7 - 8 | 4.13 - 30.43 | Cost [member]
Credit risk
Total		4,237
Credit risk | Stage 2 | Stage 3
Credit risk
Total		15,262
Credit risk | Stage 2 | Stage 3 | Cost [member]
Credit risk
Total		64,701
Credit risk | Stage 2 | Stage 3 | Loss allowance
Credit risk
Total		(49,439)
Credit risk | Stage 2 | Stage 3 | Grade 9 - 10 | 30.44 - 100 | Cost [member]
Credit risk
Total		$ 64,701